Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9—Commitments and Contingencies

Certain lease agreements contain provisions for future rent increases. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is recorded as a deferred rent obligation. Total deferred rent obligation as of September 30, 2013 and December 31, 2012 amounted to $0.3 million and is included within the accounts receivable, net caption in the accompanying unaudited consolidated balance sheets.

Rent expense of office facilities and real estate for the three and nine months ended September 30, 2013 amounted to $1.7 million and $5.7 million, respectively, compared to $1.9 million and $5.8 million for the corresponding 2012 periods. Also, rent expense for telecommunications and other equipment for the three and nine months ended September 30, 2013 amounted to $1.8 million and $5.3 million, respectively, compared to $1.7 million and $5.4 million for the corresponding 2012 periods.

EVERTEC is a defendant in a number of legal proceedings arising in the ordinary course of business. Based on the opinion of legal counsel and other factors, management believes that the final disposition of these matters will not have a material adverse effect on the business, results of operations or financial condition of the Company. The Company has identified certain claims as a result of which a loss may be incurred, but in the aggregate the loss would be minimal. For other claims, where the proceedings are in an initial phase, the Company is unable to estimate the range of possible loss for such legal proceedings. However, the Company at this time believes that any loss related to these latter claims will not be material.

Note 20—Commitments and Contingencies

The Company leases certain facilities and equipment under operating leases. Most leases contain renewal options for varying periods. Future minimum rental payments on such operating leases at December 31, 2012 are as follows:

(Dollar amounts in thousands)	Unrelated parties	Related party	Minimum future rentals
2013	$806	$3,858	$4,664
2014	636	3,973	4,609
2015	484	1,001	1,485
2016	314	—	314
2017 and thereafter	118	—	118

	$2,358	$8,832	$11,190

Certain lease agreements contain provisions for future rent increases. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is recorded as a deferred rent obligation. Total deferred rent obligation as of December 31, 2012 and 2011 amounted to $0.3 million and $0.5 million, respectively, and is included within the accounts receivable, net caption in the accompanying consolidated balance sheets.

Rent expense of office facilities and real estate for the years ended December 31, 2012 and 2011 amounted to $7.8 million and $7.9 million, respectively. Also, rent expense for telecommunications and other equipment for the years ended December 31, 2012 and 2011 amounted to $7.1 million and $7.7 million, respectively.

In the ordinary course of business, the Company may enter in commercial commitments. As of December 31, 2012, we have an outstanding a letter of credit of $0.7 million with a maturity of less than three months.

EVERTEC is a defendant in a number of legal proceedings arising in the ordinary course of business. Based on the opinion of legal counsel, management believes that the final disposition of these matters will not have a material adverse effect on the business, results of operations or financial condition of the Company. The Company has identified certain claims in which a loss may be incurred, but in the aggregate the loss would be minimal. For other claims, where the proceedings are in an initial phase, the Company is unable to estimate the range of possible loss for such legal proceedings. However, the Company at this time believes that any loss related to these latter claims will not be material.